SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($)					6 Months Ended		12 Months Ended
	Jul. 31, 2022	Jun. 30, 2022	Apr. 20, 2022	Feb. 14, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Apr. 19, 2022	Feb. 15, 2022	Feb. 09, 2022	Jul. 30, 2021
Subsequent Event [Line Items]
Proceeds from the issuance of common stock					$ 0	$ 25,000	$ 25,000
Common stock, par value		$ 0.0001			$ 0.0001		$ 0.0001
Cash		$ 18,159			$ 18,159		$ 288,108
Share Price											$ 10.15
Convertible Senior Notes [Member]
Subsequent Event [Line Items]
Percentage of contingent fee Payable to vendor on issue of equity or debt security									1.00%
Branded Online Inc dba Nogin [Member]
Subsequent Event [Line Items]
Aggregate Merger Transaction Costs							$ 1,800,000
Investment Banking Services [Member]
Subsequent Event [Line Items]
Percentage of contingent fee Payable to vendor on issue of equity or debt security									2.00%
Sponsor Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value				$ 0.0001
Number of vested sponser shares before closing of business combination				1,710,590
Percentage of trust funds paid for redemption of founder shares				40.00%
Number of vested sponser shares after closing of business combination				2,565,885
Percentage of vested sponser shares after Closing of business combination				45.00%
Sponsor Agreement [Member] | Vesting Tranche One [Member]
Subsequent Event [Line Items]
Share Price				$ 12.5
Percentage of vesting of unvested sponser shares				50.00%
Sponsor Agreement [Member] | Vesting Tranche Two [Member]
Subsequent Event [Line Items]
Share Price				$ 14.5
Percentage of vesting of unvested sponser shares				50.00%
Sponsor Agreement [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Subsequent Event [Line Items]
Share Price				$ 12
Number Of Trading Days For Determining The Share Price				20 days
Number Of Consecutive Trading Days For Determining The Share Price				30 days
Waiting Period After Which The Share Trading Days Are Considered				150 days
Company Support Agreement [Member] | Branded Online Inc or Nogin [Member]
Subsequent Event [Line Items]
Percenatge of outstanding shares common stock held By supporting stockholders				84.80%
Percenatge of outstanding shares prefeered stock held By supporting stockholders				99.50%
Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Period in which shelf registration statement to be filed from closing of business combination				15 days
Thershold offering Price				$ 35,000,000
Pipe Subscription Agreements [Member] | Convertible Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument face value								$ 75,000,000
Debt Instrument, Interest Rate, Stated Percentage								7.00%
Note Agreement [Member] | Branded Online Inc dba Nogin [Member]
Subsequent Event [Line Items]
Proceeds From Lines Of Credit		$ 65,000,000
Subsequent Event [Member] | Investment Banking Services [Member]
Subsequent Event [Line Items]
Percentage of contingent fee Payable to vendor on issue of equity or debt security									2.00%
Subsequent Event [Member] | Sponsor Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value				$ 0.0001
Number of vested sponser shares before closing of business combination				1,710,590
Percentage of trust funds paid for redemption of founder shares				40.00%
Number of vested sponser shares after closing of business combination				2,565,885
Percentage of vested sponser shares after Closing of business combination				45.00%
Subsequent Event [Member] | Sponsor Agreement [Member] | Vesting Tranche One [Member]
Subsequent Event [Line Items]
Share Price				$ 12.5
Percentage of vesting of unvested sponser shares				50.00%
Subsequent Event [Member] | Sponsor Agreement [Member] | Vesting Tranche Two [Member]
Subsequent Event [Line Items]
Share Price				$ 14.5
Percentage of vesting of unvested sponser shares				50.00%
Subsequent Event [Member] | Sponsor Agreement [Member] | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Class Of Warrants Or Rights Period After Which The Warrants Are Excercisable				30 days
Subsequent Event [Member] | Sponsor Agreement [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Subsequent Event [Line Items]
Share Price				$ 12
Number Of Trading Days For Determining The Share Price				20 days
Number Of Consecutive Trading Days For Determining The Share Price				30 days
Waiting Period After Which The Share Trading Days Are Considered				150 days
Subsequent Event [Member] | Company Support Agreement [Member] | Branded Online Inc or Nogin [Member]
Subsequent Event [Line Items]
Percenatge of outstanding shares common stock held By supporting stockholders				84.10%
Percenatge of outstanding shares prefeered stock held By supporting stockholders				99.50%
Subsequent Event [Member] | Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Period in which shelf registration statement to be filed from closing of business combination				15 days
Thershold offering Price				$ 35,000,000
Subsequent Event [Member] | Pipe Subscription Agreements [Member] | Branded Online Inc dba Nogin [Member] | Convertible Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument face value			$ 75,000,000
Debt Instrument, Interest Rate, Stated Percentage			7.00%
Debt instrument maturity date description			2026
Subsequent Event [Member] | Pipe Subscription Agreements [Member] | Pipe Warrants [Member] | Branded Online Inc dba Nogin [Member]
Subsequent Event [Line Items]
Class of warrant or rights issued during period,shares			1,500,000
Subsequent Event [Member] | Note Agreement [Member] | Branded Online Inc dba Nogin [Member]
Subsequent Event [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity	$ 3,000
Line Of Credit Facility Interest Rate Description	bear interest at a rate per annum of 7.75% plus the greater of 3.50% or the prime rate
Line Of Credit Facility Interest Rate During Period	7.75%
Debt Conversion, Converted Instrument, Warrants or Options Issued	13,343
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01
Line Of Credit	$ 3,000,000
Subsequent Event [Member] | Prime Rate [Member] | Branded Online Inc dba Nogin [Member]
Subsequent Event [Line Items]
Line Of Credit Facility Interest Rate During Period	3.50%
Nogins [Member] | SWAG Class A common stock [Member]
Subsequent Event [Line Items]
Proceeds from the issuance of common stock				$ 566
Common stock, par value				$ 0.0001
Common stock value ascribed, par value				$ 10
Cash				$ 20,000,000
Nogins [Member] | SWAG Class A common stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from the issuance of common stock				$ 566,000,000
Common stock, par value				$ 0.0001
Common stock value ascribed, par value				$ 10
Cash				$ 20,000,000
Sponsor [Member]
Subsequent Event [Line Items]
Percentage of vested sponser shares before closing of business combination				30.00%
Sponsor [Member] | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Class Of Warrants Or Rights Period After Which The Warrants Are Excercisable				30 days
Sponsor [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Subsequent Event [Line Items]
Lock In Period Of Shares				1 year
Sponsor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of vested sponser shares before closing of business combination				30.00%
Sponsor [Member] | Subsequent Event [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Subsequent Event [Line Items]
Lock In Period Of Shares				1 year
Sponsor [Member] | Working Capital Loans [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Working Capital Loan										$ 300,000
Class of warrants or rights warrants issued issue price per warrant										$ 1